SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENT INFORMATION

7.	SEGMENT INFORMATION

We are a marine LNG infrastructure provider and a project development company. We own and operate LNG carriers, a FLNG and FSRUs and provide these services under time charters under varying periods. As of December 31, 2018, we have completed the commissioning of our first FLNG vessel and have entered the power market in an effort to become a midstream LNG solution provider. Our reportable segments consist of the primary services each provides. Although our segments are generally influenced by the same economic factors, each represents a distinct product in the LNG industry. Segment results are evaluated based on operating income. The accounting principles for the segments are the same as for our consolidated financial statements. "Project development expenses" are allocated to each segment based on the nature of the project. Indirect general and administrative expenses are allocated to each segment based on estimated use.

The split of the organization of the business into three reportable segments is based on differences in management structure and reporting, economic characteristics, customer base, asset class and contract structure. As of December 31, 2018, we operate in the following three reportable segments:

•
Vessel operations – We operate and subsequently charter out vessels on fixed terms to customers. We also provide technical vessel management services for our fleet as well as the fleets of Golar Partners and Golar Power.

•
FLNG – In 2014, we ordered our first FLNG based on the conversion of our existing LNG carrier, the Hilli. The Hilli FLNG conversion was completed and the vessel was accepted by the customer under the LTA. In February 2019 Golar entered into an agreement with BP for the charter of a FLNG, which will be converted from our existing LNG carrier, the Gimi, for a 20-year period expected to commence in 2022. The Gimi was relocated from layup to Keppel Shipyard in early 2019 to proceed with the conversion.

In July 2016, we entered into an agreement with Schlumberger B.V. ("Schlumberger") to form OneLNG, a joint venture, with the intention to offer an integrated upstream and midstream solution for the development of low cost gas reserves to LNG. As a result we report the equity in net losses of OneLNG in the FLNG segment. In May 2018, it was decided that Golar and Schlumberger will wind down OneLNG and work on FLNG projects as required on a case-by-case basis.

•
Power – In July 2016, we entered into certain agreements forming a 50/50 joint venture, Golar Power, with private equity firm Stonepeak. Golar Power offers integrated LNG based downstream solutions, through the ownership and operation of FSRUs and associated terminal and power generation infrastructure.

	December 31, 2018					December 31, 2017					December 31, 2016 (3)
(in thousands of $)	Vessel Operations	FLNG	Power	Other (1)	Total	Vessel operations	FLNG	Power	Other (1)	Total	Vessel operations	FLNG	Power	Other (1)	Total
Statement of Operations:
Total operating revenues	302,979	127,625	—	—	430,604	143,537	—	—	—	143,537	80,257	—	—	—	80,257
Depreciation and amortization	(65,496)	(28,193)	—	—	(93,689)	(76,522)	—	—	—	(76,522)	(72,972)	—	—	—	(72,972)
Other operating expenses	(231,887)	(44,031)	—	—	(275,918)	(163,207)	(4,365)	—	—	(167,572)	(144,816)	(3,576)	—	—	(148,392)
Other operating gains and losses	50,740	2,749	—	—	53,489	—	15,100	—	—	15,100	16	—	—	—	16
Operating income (loss)	56,336	58,150	—	—	114,486	(96,192)	10,735	—	—	(85,457)	(137,515)	(3,576)	—	—	(141,091)

Inter segment operating income (loss)(2)	335	—	—	(335)	—	4,568	—	—	(4,568)	—	275	—	—	(275)	—
Segment operating (loss) income	56,671	58,150	—	(335)	114,486	(91,624)	10,735	—	(4,568)	(85,457)	(137,240)	(3,576)	—	(275)	(141,091)

Equity in net (losses) earnings of affiliates	(138,676)	(2,047)	(16,913)	—	(157,636)	1,503	(8,153)	(18,798)	—	(25,448)	37,344	—	10,534	—	47,878

Balance sheet:
Total assets	2,990,506	1,555,389	266,151	(5,451)	4,806,595	3,025,244	1,515,463	228,696	(5,116)	4,764,287	3,152,311	978,614	126,534	(548)	4,256,911
Investment in affiliates	305,631	—	266,151	—	571,782	472,482	2,047	228,696	—	703,225	512,046	10,200	126,534	—	648,780
Capital expenditures	22,978	116,715	—	—	139,693	1,349	390,552	—	—	391,901	33,698	200,820	—	—	234,518

(1) Eliminations required for consolidation purposes.
(2) Inter segment operating income (loss) relates to management fee and charterhire revenues between the segments.
(3) We no longer consider LNG trading a separate reportable segment. Given the previously reported segment information was immaterial for all periods presented, we have included these amounts within the vessel operations segment.

Revenues from external customers

During the year ended December 31, 2018 our vessels operated predominately within the Cool Pool and under our LTA with Perenco Cameroon S.A. ("Perenco") and Société Nationale des Hydrocarbures ("SNH"), (together, the "Customer").

In the years ended December 31, 2018, 2017 and 2016, revenues from the following customers accounted for over 10% of our consolidated time and voyage charter revenues:

(in thousands of $)	2018		2017		2016
The Cool Pool (1)	251,070	62%	106,302	91%	51,075	77%
Perenco and SNH (note 8)	127,625	31%	—	—%	—	—%
An energy and logistics company	9,235	2%	9,235	8%	7,975	12%

(1) The 2018 Cool Pool revenue of $251.1 million includes revenue of $73.9 million that is separately disclosed in the consolidated statements of operations as from a collaborative arrangement. The balance of $177.2 million was derived from Golar vessels operating within the Cool Pool, and is included within the caption "Time and voyage charter revenues" in the consolidated statements of operations. See note 28.

The above revenues exclude vessel and other management fees from Golar Partners (see note 28).

Geographic data

The following geographical data presents our revenues from customers and fixed assets with respect only to our FLNG, while operating under the LTA, in Cameroon. In time and voyage charters for LNG carriers (or our FSRU, operating as a LNG carrier), the charterer, not us, controls the routes of our vessels. These routes can be worldwide as determined by the charterers. Accordingly, our management, including the chief operating decision maker, do not evaluate our performance either according to customer or geographical region.

(in thousands of $)	2018	2017	2016
Cameroon
Liquefaction services revenue	127,625	—	—
Total assets	1,535,389	1,515,463	—